Risk Report - Asset Quality - Financial Assets at amortized cost - Collateral held against credit-impaired financial assets (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Collateral held against credit-impaired financial assets at Amortized Cost [Line Items]
Gross carrying amount	€ 796,683	€ 760,807
Collateral held against credit-impaired financial assets at Amortized Cost | Financial Assets at Amortized Cost (Stage 3)
Collateral held against credit-impaired financial assets at Amortized Cost [Line Items]
Gross carrying amount	14,874	15,214
Collateral	6,294	6,242
Guarantees	€ 1,066	€ 1,368